Quarterly Report
March 31, 2023
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.3%
Asset-Backed & Securitized – 1.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.026%, 11/15/2054 (i)		$2,100,150	$114,832
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.295%, 7/15/2054 (i)		2,076,920	142,039
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.622%, 2/15/2054 (i)		1,329,984	119,561
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.27%, 2/15/2054 (i)		4,269,639	288,978
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)		2,519,409	154,602
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.265%, 7/15/2054 (i)		3,287,068	236,963
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.28%, 8/15/2054 (i)		3,940,962	287,065
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.323%, 2/15/2054 (i)		3,292,942	245,708
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.045%, 6/15/2064 (i)		1,298,620	76,822
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)		1,652,844	112,888
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.226%, 6/15/2054 (i)		2,005,187	125,482
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.535%, 8/15/2054 (i)		1,448,641	120,474
			$2,025,414
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$268,705
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		$66,000	$63,795
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	77,551
			$141,346
International Market Sovereign – 48.3%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	1,754,500	$1,248,122
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		698,060	508,847
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		633,256	409,835
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2026	EUR	573,453	624,054
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030		871,776	984,915
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	6,524,322	5,807,443
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,154,955	828,884
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	404,563,200	3,155,151
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		226,612,150	1,773,301
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	608,083	406,081
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		770,000	488,516
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	6,237,712	7,013,526
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		179,095	196,187
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		4,971,698	5,507,557
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		3,777,517	3,952,922
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	15,292,272	1,737,597
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2030 (n)		6,988,726	661,907
Republic of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	2,409,482	2,650,586
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		1,303,215	1,269,948
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		314,359	302,534
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		3,519,063	4,121,081
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		1,797,039	1,790,475
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		4,188,240	4,369,544
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		780,930	928,910
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		344,598	241,433
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	2,202,173	2,776,624
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		1,627,895	2,087,650
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		3,757,510	5,083,521
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,886,441	2,857,250
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		2,344,527	3,335,830
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,069,185	4,059,204
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,104,441	2,783,032
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		593,473	700,486

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	1,125,986	$1,308,975
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,217,969	2,962,051
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		738,395	932,753
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,070,669	2,456,970
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		729,791	1,143,181
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,000,542	2,279,749
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,030,539	1,302,782
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		837,641	981,684
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,018,055	1,199,252
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		198,815	249,918
			$89,480,268
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$485,820
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	140,662
			$626,482
Mortgage-Backed – 0.8%
Freddie Mac, 1.8%, 4/25/2030 (i)		$564,669	$59,544
Freddie Mac, 1.665%, 5/25/2030 (i)		1,221,668	119,771
Freddie Mac, 1.169%, 9/25/2030 (i)		646,322	46,508
Freddie Mac, 0.329%, 1/25/2031 (i)		4,875,489	96,032
Freddie Mac, 0.781%, 1/25/2031 (i)		1,882,263	95,738
Freddie Mac, 0.936%, 1/25/2031 (i)		1,425,035	85,306
Freddie Mac, 0.516%, 3/25/2031 (i)		5,923,914	190,071
Freddie Mac, 1.216%, 5/25/2031 (i)		709,327	56,623
Freddie Mac, 0.937%, 7/25/2031 (i)		1,133,380	72,068
Freddie Mac, 0.535%, 9/25/2031 (i)		4,635,695	175,036
Freddie Mac, 0.855%, 9/25/2031 (i)		1,417,400	82,467
Freddie Mac, 0.349%, 11/25/2031 (i)		6,965,967	177,640
Freddie Mac, 0.497%, 12/25/2031 (i)		6,916,623	243,321
Freddie Mac, 0.567%, 12/25/2031 (i)		1,130,491	44,646
			$1,544,771
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		$395,000	$365,399
U.S. Treasury Inflation Protected Securities – 48.3%
U.S. Treasury Bonds, 0.25%, 1/15/2025 (f)		$14,987,777	$14,624,207
U.S. Treasury Bonds, 2%, 1/15/2026		6,685,984	6,782,443
U.S. Treasury Bonds, 0.375%, 1/15/2027		13,040,054	12,566,843
U.S. Treasury Bonds, 2.125%, 2/15/2040		595,408	657,135
U.S. Treasury Bonds, 0.75%, 2/15/2042		11,199,803	9,776,203
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,844,563	3,272,459
U.S. Treasury Bonds, 0.125%, 2/15/2052		3,569,332	2,475,759
U.S. Treasury Notes, 0.875%, 1/15/2029		16,155,094	15,870,486
U.S. Treasury Notes, 0.125%, 7/15/2030		1,517,464	1,411,805
U.S. Treasury Notes, 0.125%, 1/15/2031		18,353,492	16,961,207
U.S. Treasury Notes, 0.125%, 1/15/2032		5,549,401	5,068,435
			$89,466,982
Total Bonds			$183,919,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.56% (v)	2,696,124	$2,696,663

Other Assets, Less Liabilities – (0.7)%		(1,329,979)
Net Assets – 100.0%		$185,286,051
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,696,663 and $183,919,367, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,158,796, representing 2.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 3/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	614,703	USD	409,621	Deutsche Bank AG	4/21/2023	$1,527
CAD	3,269,501	USD	2,404,262	Deutsche Bank AG	4/21/2023	15,524
CAD	3,000,801	USD	2,185,879	HSBC Bank	4/21/2023	35,040
EUR	424,433	USD	455,191	Brown Brothers Harriman	4/21/2023	5,542
EUR	2,115,270	USD	2,254,948	HSBC Bank	4/21/2023	41,232
EUR	1,733,746	USD	1,862,520	JPMorgan Chase Bank N.A.	4/21/2023	19,506
EUR	139,507	USD	150,418	Merrill Lynch International	4/21/2023	1,021
EUR	1,206,704	USD	1,307,729	Morgan Stanley Capital Services, Inc.	4/21/2023	2,178
GBP	179,693	USD	221,398	Brown Brothers Harriman	4/21/2023	350
GBP	765,254	USD	930,287	Deutsche Bank AG	4/21/2023	14,064
GBP	1,478,775	USD	1,814,841	HSBC Bank	4/21/2023	10,019
GBP	755,660	USD	909,278	JPMorgan Chase Bank N.A.	4/21/2023	23,232
GBP	5,117,672	USD	6,259,646	Morgan Stanley Capital Services, Inc.	4/21/2023	55,741
GBP	1,958,902	USD	2,373,439	State Street Bank Corp.	4/21/2023	43,914
GBP	379,439	USD	453,097	UBS AG	4/21/2023	15,144
NZD	1,473,404	USD	918,976	Goldman Sachs International	4/21/2023	2,383
NZD	6,236,557	USD	3,891,331	HSBC Bank	4/21/2023	8,554
NZD	1,489,983	USD	931,466	Morgan Stanley Capital Services, Inc.	4/21/2023	260
SEK	376,009	USD	35,802	Brown Brothers Harriman	4/21/2023	461

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	901,361	AUD	1,336,227	Deutsche Bank AG	4/21/2023	$7,617
USD	1,851,437	AUD	2,670,516	JPMorgan Chase Bank N.A.	4/21/2023	65,245
USD	916,464	AUD	1,334,866	Merrill Lynch International	4/21/2023	23,629
USD	374,061	AUD	535,743	Morgan Stanley Capital Services, Inc.	4/21/2023	15,726
USD	2,765,139	AUD	3,939,588	State Street Bank Corp.	4/21/2023	130,118
USD	57,048	CAD	75,759	Brown Brothers Harriman	4/21/2023	978
USD	899,195	CAD	1,210,434	Merrill Lynch International	4/21/2023	3,342
USD	5,036,772	CAD	6,738,825	Morgan Stanley Capital Services, Inc.	4/21/2023	49,310
USD	2,873,070	CAD	3,877,308	State Street Bank Corp.	4/21/2023	3,441
USD	993,370	EUR	913,499	Brown Brothers Harriman	4/21/2023	1,744
USD	946,103	EUR	866,749	HSBC Bank	4/21/2023	5,225
USD	2,995,770	EUR	2,732,210	Morgan Stanley Capital Services, Inc.	4/21/2023	29,885
USD	8,241,703	GBP	6,666,023	Deutsche Bank AG	4/21/2023	15,597
USD	2,376	GBP	1,923	HSBC Bank	4/21/2023	4
USD	56,038	JPY	7,301,205	HSBC Bank	4/21/2023	914
USD	1,871,932	JPY	246,261,546	State Street Bank Corp.	4/21/2023	12,670
USD	3,173,866	NZD	5,011,441	Brown Brothers Harriman	4/21/2023	40,078
USD	2,556,990	NZD	3,989,524	HSBC Bank	4/21/2023	62,234
USD	1,782,550	SEK	18,449,583	State Street Bank Corp.	4/21/2023	3,250
						$766,699
Liability Derivatives
AUD	4,042,074	USD	2,833,846	Brown Brothers Harriman	4/21/2023	$(130,277)
AUD	785,593	USD	548,584	Citibank N.A.	4/21/2023	(23,134)
AUD	1,160,767	USD	791,847	Deutsche Bank AG	4/21/2023	(15,460)
AUD	1,366,125	USD	956,938	Morgan Stanley Capital Services, Inc.	4/21/2023	(43,196)
AUD	1,492,880	USD	1,050,894	State Street Bank Corp.	4/21/2023	(52,371)
DKK	1,853,216	USD	272,146	Citibank N.A.	4/21/2023	(2,068)
EUR	1,054,819	USD	1,163,769	Barclays Bank PLC	4/21/2023	(18,735)
EUR	2,736,911	USD	2,989,416	HSBC Bank	4/21/2023	(18,431)
EUR	875,844	USD	952,554	JPMorgan Chase Bank N.A.	4/21/2023	(1,803)
EUR	2,483,351	USD	2,695,959	Merrill Lynch International	4/21/2023	(217)
EUR	1,717,322	USD	1,875,370	Morgan Stanley Capital Services, Inc.	4/21/2023	(11,172)
EUR	1,332,263	USD	1,451,606	State Street Bank Corp.	4/21/2023	(5,401)
GBP	2,250,982	USD	2,791,980	Morgan Stanley Capital Services, Inc.	4/21/2023	(14,189)
JPY	122,608,271	USD	944,610	Brown Brothers Harriman	4/21/2023	(18,923)
JPY	82,469,455	USD	653,772	Merrill Lynch International	4/21/2023	(31,132)
JPY	121,565,114	USD	957,588	Morgan Stanley Capital Services, Inc.	4/21/2023	(39,777)
JPY	125,021,242	USD	975,926	State Street Bank Corp.	4/21/2023	(32,022)
NOK	4,811,311	USD	464,515	Brown Brothers Harriman	4/21/2023	(4,609)
NOK	9,450,000	USD	914,702	Morgan Stanley Capital Services, Inc.	4/21/2023	(11,390)
NZD	2,835,212	USD	1,811,037	State Street Bank Corp.	4/21/2023	(38,103)
SEK	5,881,283	USD	572,020	Deutsche Bank AG	4/21/2023	(4,822)
USD	1,304,317	CAD	1,797,571	HSBC Bank	4/21/2023	(26,079)
USD	908,961	EUR	858,701	BNP Paribas S.A.	4/21/2023	(23,182)
USD	1,469,648	EUR	1,376,334	Brown Brothers Harriman	4/21/2023	(24,398)
USD	1,751,144	EUR	1,614,069	Citibank N.A.	4/21/2023	(970)
USD	179,450	EUR	168,894	Goldman Sachs International	4/21/2023	(3,889)
USD	1,228,103	EUR	1,135,903	HSBC Bank	4/21/2023	(4,949)
USD	128,704	EUR	120,139	JPMorgan Chase Bank N.A.	4/21/2023	(1,710)
USD	234,231	EUR	220,248	Morgan Stanley Capital Services, Inc.	4/21/2023	(4,854)
USD	259,042	EUR	240,730	State Street Bank Corp.	4/21/2023	(2,276)
USD	2,273,923	GBP	1,870,529	Brown Brothers Harriman	4/21/2023	(34,377)
USD	912,491	GBP	758,639	JPMorgan Chase Bank N.A.	4/21/2023	(23,696)
USD	1,888,791	GBP	1,562,105	Morgan Stanley Capital Services, Inc.	4/21/2023	(38,902)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	147,135	GBP	122,207	State Street Bank Corp.	4/21/2023	$(3,673)
USD	890,379	JPY	117,975,941	Brown Brothers Harriman	4/21/2023	(333)
USD	54,177	JPY	7,359,724	Merrill Lynch International	4/21/2023	(1,388)
USD	924,495	NZD	1,493,281	Brown Brothers Harriman	4/21/2023	(9,294)
USD	911,384	NZD	1,463,311	Morgan Stanley Capital Services, Inc.	4/21/2023	(3,663)
						$(724,865)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	31	$6,400,047	June – 2023	$1,828
U.S. Treasury Ultra Bond	Short	USD	8	1,129,000	June – 2023	6,475
						$8,303
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	30	$3,835,225	June – 2023	$(20,564)
U.S. Treasury Note 5 yr	Long	USD	75	8,213,086	June – 2023	(46,059)
						$(66,623)
At March 31, 2023, the fund had liquid securities with an aggregate value of $200,891 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$89,466,982	$—	$89,466,982
Non - U.S. Sovereign Debt	—	89,480,268	—	89,480,268
Municipal Bonds	—	365,399	—	365,399
U.S. Corporate Bonds	—	1,036,533	—	1,036,533
Residential Mortgage-Backed Securities	—	1,544,771	—	1,544,771
Commercial Mortgage-Backed Securities	—	2,025,414	—	2,025,414
Mutual Funds	2,696,663	—	—	2,696,663
Total	$2,696,663	$183,919,367	$—	$186,616,030
Other Financial Instruments
Futures Contracts – Assets	$8,303	$—	$—	$8,303
Futures Contracts – Liabilities	(66,623)	—	—	(66,623)
Forward Foreign Currency Exchange Contracts – Assets	—	766,699	—	766,699
Forward Foreign Currency Exchange Contracts – Liabilities	—	(724,865)	—	(724,865)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$515,637	$12,968,479	$10,787,549	$(85)	$181	$2,696,663
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,108	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	49.6%
United Kingdom	20.8%
Spain	9.0%
Italy	6.2%
Canada	3.6%
Germany	2.9%
Japan	2.7%
France	2.3%
Sweden	1.3%
Other Countries	1.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.